Condensed Consolidated Balance Sheets - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 6,552,702	$ 7,630,079	$ 3,628,670
Restricted cash	50,000	53,900	95,312
Accounts receivable, net	1,337,498	1,111,161	1,338,170
Inventories	82,131	157,734	431,483
Contract assets	79,826	333,188	247,368
Deposits, prepayments and other receivables	18,532,837	5,189,850	2,207,774
Total current assets	26,634,994	14,475,912	7,948,777
Non-current assets:
Intangible assets, net	5,025,703	5,504,047	6,081,728
Goodwill	81,849	81,849	88,197
Plant and equipment, net	342,689	407,871	686,658
Right of use assets, net	838,050	751,672	1,407,956
Deferred tax assets	11,090	58,350	149,858
Total non-current assets	6,299,381	6,803,789	8,414,397
TOTAL ASSETS	32,934,375	21,279,701	16,363,174
Current liabilities:
Accounts payables	3,403,161	2,997,994	1,690,651
Contract liabilities	750,528	1,426,901	1,265,753
Accrued liabilities and other payables	14,406,756	18,323,527	6,866,169
Due to related parties	10,230	8,568	9,900
Operating lease liabilities	264,849	360,621	563,276
Loans	123,850	113,041	21,313
Total current liabilities	18,959,374	23,230,652	10,417,062
Non-current liabilities
Operating lease liabilities	574,505	392,754	847,950
Deferred tax liabilities	69,000	69,000	69,000
Total non-current liabilities	643,505	461,754	916,950
TOTAL LIABILITIES	19,602,879	23,692,406	11,334,012
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY (DEFICIT)
Preferred stock, value	15	15
Common shares, value	610	372	222
Subscription receivable	(381,111)	(233,000)
Additional paid-in capital	130,882,463	108,037,513	105,606,538
Less: Preferred stock held in treasury, at cost; 150,000 and 0 shares at December 31, 2024 and 2023, respectively	(15)	(15)
Less: Common shares held in treasury, at cost; 51,902 and 74,107 shares December 31, 2024 and 2023, respectively		(54,928)	(785,525)
Accumulated other comprehensive income (loss)	16,645	272,917	(242,129)
Accumulated deficit	(116,607,896)	(110,161,683)	(99,272,691)
Total equity (deficit) attributable to Society Pass Incorporated	13,910,711	(2,138,809)	5,306,415
Non-controlling interest	(579,215)	(273,896)	(277,253)
TOTAL SHAREHOLDERS’ (DEFICIT) EQUITY	13,331,496	(2,412,705)	5,029,162
TOTAL LIABILITIES AND SHAREHOLDERS’ (DEFICIT) EQUITY	32,934,375	21,279,701	16,363,174
Convertible Preferred Stock [Member]
Non-current liabilities
Convertible preferred shares
Series A Preferred Stock [Member]
Non-current liabilities
Convertible preferred shares
Series B Preferred Stock [Member]
Non-current liabilities
Convertible preferred shares
Series B-1 Preferred Stock [Member]
Non-current liabilities
Convertible preferred shares
Series C Preferred Stock [Member]
Non-current liabilities
Convertible preferred shares
Series C-1 Preferred Stock [Member]
Non-current liabilities
Convertible preferred shares